TAXATION (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Disclosure of Income Tax and Deferred Taxes Explanatory

			Group
	2025	2024	2023
	£m	£m	£m
Current tax:
UK corporation tax on profit for the year	386	205	475
Adjustments in respect of prior years	(14)	(47)	(15)
Total current tax	372	158	460
Deferred tax:
Charge for the year	23	187	106
Adjustments in respect of prior years	1	33	(7)
Total deferred tax	24	220	99
Tax on profit	396	378	559

Schedule of Tax on Profit Before Tax Differs from Theoretical Amount that Arise Using Basic Corporation Tax Rate	The Santander UK group’s effective tax rate for 2025 was 26.7% (2024: 28.0%, 2023: 26.6%). Tax on profit differs from that calculated at the statutory rate as follows:
For the year ended 31 December

			Group
	2025	2024	2023
	£m	£m	£m
Profit before tax	1,482	1,349	2,100
Tax calculated at the statutory rate of 25% (2024: 25%, 2023: 23.5%)	371	337	494
Bank surcharge on profits	56	41	85
Non-deductible preference dividends paid	9	9	9
Non-deductible UK Bank Levy	11	12	10
Non-deductible conduct remediation, fines and penalties	(15)	3	13
Other non-deductible costs and non-taxable income	14	26	2
Effect of change in tax rate on deferred tax provision	—	—	2
Tax relief on dividends in respect of other equity instruments	(37)	(36)	(34)
Adjustment to prior year provisions	(13)	(14)	(22)
Tax on profit	396	378	559

Disclosure of Movement in Current Tax Assets and Liabilities	Movements in current tax assets during the year were as follows:

		Group
	2025	2024
	£m	£m
At 1 January	506	490
Income statement charge	(372)	(158)
Other comprehensive income charge	(14)	(47)
Corporate income tax paid	46	240
Other movements	189	(19)
At 31 December	355	506

Schedule of Deferred Taxes	The table below shows the deferred tax balances including the movement in the deferred tax account during the year. Deferred tax balances are presented in the balance sheet after offsetting assets and liabilities where the Santander UK group has the legal right to offset and intends to settle on a net basis.

								Group
	Fair value of financial instruments	Pension remeasurement	Cash flow hedges	Fair value reserve	Intangible assets	Accelerated tax depreciation	Other temporary differences	Total
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2025	(152)	(117)	110	8	(72)	(6)	(17)	(246)
Income statement credit/(charge)	9	(51)	—	—	(8)	(14)	40	(24)
Transfers/reclassifications	—	—	3	1	—	—	(4)	—
Credited/(charged) to other comprehensive income	—	28	(190)	(5)	—	—	—	(167)
At 31 December 2025	(143)	(140)	(77)	4	(80)	(20)	19	(437)

At 1 January 2024	(8)	(186)	73	3	(70)	18	(16)	(186)
Income statement charge	(144)	(44)	—	—	(2)	(24)	(6)	(220)
Transfers/reclassifications	—	—	2	1	—	—	—	3
Credited to other comprehensive income	—	113	35	4	—	—	5	157
At 31 December 2024	(152)	(117)	110	8	(72)	(6)	(17)	(246)